Restatement of stock compensation expense (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restatement Of Stock Compensation Expense
Net loss	$ (710,663)	$ 313,323	$ (307,151)	$ 313,323	$ (2,607,534)	$ (1,304,732)	$ (2,043,108)	$ (1,458,169)
Loss per share		$ 0.08		$ 0.16
Accumulated deficit	$ (6,123,934)	$ 313,323		$ 313,323	$ (6,123,934)		$ (3,516,400)	$ (1,473,292)